Reserve Recapitalization - Schedule of Reverse Recapitalization (Details) - shares	Jun. 14, 2021	Jun. 13, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	207,348,000		226,852,590	226,265,161	221,960,000
Sponsor Earnout Stock (in shares)	680,000
Sponsor
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock, net of costs (in shares)	6,257,000
ArcLight Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock, net of costs (in shares)	34,672,000
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock, net of costs (in shares)	41,500,000
Legacy Proterra Investors
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock, net of costs (in shares)	131,176,000
ArcLight
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		27,750,000
Less: redemption of shares (in shares)		(15,000)